SUBSEQUENT EVENTS (Detail Textuals)			1 Months Ended			6 Months Ended
	Mar. 15, 2019 shares	Jan. 03, 2018 shares	May 24, 2019 USD ($) Warrant $ / shares shares	Apr. 25, 2019 USD ($) shares	Apr. 24, 2019 USD ($) shares	Feb. 28, 2019 shares
Subsequent Event [Line Items]
Common shares issued for services (in shares)		120,000
Number of shares granted during period						0
Subsequent event | Blackrock Ventures, Ltd
Subsequent Event [Line Items]
Common shares issued for services (in shares)	200,000
Subsequent event | NEOMED
Subsequent Event [Line Items]
Number of shares granted during period					490,379
Cash consideration | $					$ 1,500,000
Subsequent event | NEOMED | First Amendment To Neomed Agreement [Member]
Subsequent Event [Line Items]
Number of shares granted during period				90,909
Cash consideration | $				$ 100,000
Subsequent event | Common Series E Purchase Warrant
Subsequent Event [Line Items]
Number of unit sold			439,718
Per share unit price | $ / shares			$ 0.95
Aggregate proceeds from sale of unit | $			$ 417,732
Number of common stock called by each warrant			0.5
Number of warrant purchase | Warrant			1
Exercise price of warrants | $ / shares			$ 2.00
Terms of common stock warrant			3 years